Related Party Transactions (Details) - Directors [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Salaries and bonus	$ 20,000	$ 60,000	$ 120,000	$ 360,000
Short-term employee benefits	495	598	987	1,181
Stock-based compensation	0	349,259	0	411,526
Total	$ 20,495	$ 409,857	$ 120,987	$ 772,707